SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash equivalents	$ 0	$ 0
Valuation allowance increase decrease	548,000	435,795
Impairment losses on equipment	0	0
Revenue
Cash excess of FDIC insurance limits	2,092,420	$ 500,000
Exclusive Sales Agreement [Member] | Maximum [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue	$ 40